Long-term debt - Contract Amounts (Details) R in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2019 ZAR (R)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ZAR (R)
Long-term debt
Utilised facilities				R 102,295
Available facilities				54,651		R 10,500
Available cash excluding restricted cash				29,224
Total funds available for use				83,875
Interest accrued on borrowings				1,090
Unamortised loan costs				(439)		(627)
Total debt (including bank overdraft)				102,946
Long-term debt				97,137		147,511		R 127,350
Short-term debt				5,566
Short-term debt				60		21,888
Short-term portion				5,506		19,686
Bank overdraft				243		645		R 58
Revolving credit facility, repayable November 2024
Long-term debt
Short-term portion						R 17,000	$ 1,000
Group treasury facilities | Commercial paper
Long-term debt
Contract amount				8,000
Utilised facilities				2,176
Available facilities				5,824
Proceeds from borrowings	R 2,176
Group treasury facilities | Commercial paper | 3 month Jibar | Rand
Long-term debt
Adjustment to interest rate basis	1.30%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount				8,500
Available facilities				8,500
Group treasury facilities | Revolving credit facility, repayable November 2024
Long-term debt
Contract amount		$ 2,845	$ 3,495	48,064	$ 3,367
Utilised facilities				7,737
Available facilities				40,327
Group treasury facilities | Revolving credit facility, repayable in June 2024
Long-term debt
Contract amount				2,141	150
Utilised facilities				2,141
Unsecured debt | US Dollar Bond November 2022
Long-term debt
Contract amount				14,275	1,000
Utilised facilities				14,275
Unsecured debt | US Dollar Bond March 2024
Long-term debt
Contract amount				21,413	1,500
Utilised facilities				21,413
Unsecured debt | US Dollar Bond September 2028
Long-term debt
Contract amount				10,706	750
Utilised facilities				10,706
Unsecured debt | US Dollar Bond March 2026
Long-term debt
Contract amount				9,279	650
Utilised facilities				9,279
Unsecured debt | US Dollar Bond September 2031
Long-term debt
Contract amount				12,134	850
Utilised facilities				12,134
Unsecured debt | Term loan, repayable in June 2024
Long-term debt
Contract amount				20,699	$ 1,450
Utilised facilities				20,699
Specific project asset finance | Energy - Clean Fuels II project financing
Long-term debt
Contract amount				993
Utilised facilities				993
Other debt arrangements
Long-term debt
Utilised facilities				R 742